Debt (Tables)	6 Months Ended
Jun. 30, 2017
Debt Disclosure [Abstract]
Schedule Of Principal Balance Outstanding
The outstanding principal balances on each loan facility as at June 30, 2017 and December 31, 2016 were as follows:

	As at
	Jun 30, 2017	Dec 31, 2016

NIBC Bank Facility	9,595,000	10,305,000
CACIB Bank Facility	35,500,000	36,900,000
ABN/DVB/NIBC Joint Bank Facility	172,165,603	204,090,550
Nordea/SEB Joint Bank Facility	137,480,670	142,688,402
ABN AMRO Facility	67,113,582	70,282,505
Total debt	421,854,855	464,266,457
Deferred Finance Fees	(9,319,387)	(11,053,351)
Net total debt	412,535,468	453,213,106
Current portion of long-term debt	40,134,374	44,313,149
Current portion of deferred finance fees	(2,261,067)	(2,485,669)
Total current portion of long-term debt	37,873,307	41,827,480
Non-current portion of long-term debt	374,662,161	411,385,626

Schedule of minimum Repayments under Loan Facilities
Future minimum repayments under the Company’s loan facilities for each year indicated below are as follows:

As at
Jun 30, 2017
2017	20,280,137
2018	39,282,538
2019	38,856,620
2020	38,856,620
2021	41,159,890
2022	189,430,418
2023	53,988,632
421,854,855